RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
26.	related party transactions

Name and Relationship with Related Parties

Name of related party	Relationship with the Group

Hanwha Corporation	A major shareholder of Hanwha Chemical Corporation
Hanwha Chemical Corporation	Holding company of Hanwha Solar
Hanwha S&;C Co., Ltd.	A company controlled by significant shareholders of Hanwha Corporation, subsequently spun-off from H-Solution Co., Ltd.
H-Solution Co., Ltd.	A company controlled by significant shareholders of Hanwha Corporation
Hanwha Europe GmbH	A subsidiary of Hanwha Corporation
Foodist Food Culture (Shanghai) Co., Ltd.	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary Zrt.	A subsidiary of Hanwha Corporation
Hanwha Engineering &; Construction	A subsidiary of Hanwha Corporation
Hanwha International LLC	A subsidiary of Hanwha Chemical Corporation
Hanwha Advanced Materials Corporation	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical (Thailand) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Chemical Malaysia Sdn. Bhd.	A subsidiary of Hanwha Chemical Corporation
Hancomm, Inc. *	A company in which Hanwha S&;C has a significant shareholding
Hanwha S&;C Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha S&;C
Hanwha Chemical Trading (Shanghai) Co., Ltd.	A subsidiary of Hanwha Chemical Corporation
Hanwha Life Insurance Co., Ltd.	A Pension for the benefit of employees
Hanwha Q CELLS Japan Co., Ltd.	A company related with Hanwha Chemical Corporation
Hanwha Q CELLS USA Corp.	A company related with Hanwha Chemical Corporation
Hanwha Q CELLS Korea Corp.	A company related with Hanwha Chemical Corporation
Hanwha Non-Life Insurance Co., Ltd.	A Pension for the benefit of employees
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.**	A subsidiary of H-Solution Co., Ltd.
Primo Günes Enerjisi A.S.**	A subsidiary of H-Solution Co., Ltd.
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Sirketi**	A subsidiary of H-Solution Co., Ltd.
Razin En. San. ve Tic. A.S.**	A subsidiary of H-Solution Co., Ltd.
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.**	A subsidiary of H-Solution Co., Ltd.
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.**	A subsidiary of H-Solution Co., Ltd.
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Sirketi**	A subsidiary of H-Solution Co., Ltd.
174 Power Global Corporation**	A subsidiary of H-Solution Co., Ltd.
Burdur Enerji A.S.	A joint venture of Hanwha Q CELLS Günes Enerjisi A.S
ReNew Akshay Urja Private Limited	An investee company of Hanwha Q CELLS Corp.
Tri Energy Global Pte. Ltd.	A subsidiary of Hanwha S&;C

* Hancomm, Inc. has been excluded from the criteria of related party during 2015.
** The companies have been subsidiaries of Hanwha S&;C prior to the spin-off from H-Solution Co., Ltd

In addition to the information disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years presented:

In millions of $	For the year ended December 31,
	2015	2016	2017

Purchase of product from:
Hanwha Corporation	306.7	259.8	0.0
Hanwha Advanced Materials Corporation	47.3	43.4	19.3
Hanwha Chemical Corporation	35.6	53.7	56.7
Hanwha Q CELLS USA Corp.	20.4	-	0.2
Hanwha Q CELLS Korea Corp.	2.7	496.4	519.0
Hanwha International LLC	2.3	-	-
Hanwha Q CELLS Japan Co., Ltd.	3.1	5.9	-
Hanwha Europe GmbH	-	0.1	0.1
Others	1.1	-	-

	419.2	859.3	595.3

Purchase of services from:
Hanwha Corporation	40.1	1.6	3.7
Foodist Food Culture (Shanghai) Co., Ltd.	4.9	4.4	3.8
Hanwha S&;C Co., Ltd.	2.5	6.9	3.8
Hanwha Q CELLS Korea	-	-	2.6
Hanwha International LLC	1.8	-	-
Hanwha Q CELLS USA Corp.	0.8	-	0.6
Hanwha Advanced Material Corporation	-	1.6	-
Hanwha Chemical Corporation	-	0.8	0.9
Hancomm	0.3	-	-
Hanwha Life Insurance Co., Ltd.	-	0.8	0.7
Hanwha Non-Life Insurance Co., Ltd.	-	0.9	0.6
Others	3.4	1.3	2.2
	53.8	19.2	18.9

Purchase of fixed assets from:
Hanwha Corporation*	89.4	-	1.0

The Group had the following significant related party transactions during the years presented:

In millions of $	For the year ended December 31,
	2015	2016	2017
Sales of products to:
Hanwha Q CELLS Japan Co., Ltd.	193.4	284.0	143.9
Hanwha Q CELLS USA Corp.	139.7	-	109.8
Hanwha Corporation	117.5	38.7	-
Hanwha Q CELLS Korea Corp.	76.5	105.5	153.5
Hanwha International LLC	75.0	-	-
Renew Akshay Urja Private Limited	38.4	51.3	-
Burdur Enerji A.S.	10.2	0.0	-
Bt1 Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	5.7	3.0	-
Hanwha Engineering &; Construction	3.7	-	-
Razin Elektrik Üretim Sanayi Ve Ticaret Anonim Sirketi	2.0	25.1	-
Altinorda Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	1.4	0.7	-
Bahçesaray Enerji Iç Ve Dis Tic.San.Ve Tic.Ltd.Sti.	1.4	0.7	-
Meca Enerji Iç Ve Dis Tic.San.Ve Ticaret Limited Sirketi	1.4	0.7	-
Tri Energy Global Pte. Ltd..	-	59.7	16.6
Others	0.3	-	-

	666.6	569.1	423.8

Sales of services to:
Hanwha Q CELLS Korea Corp.	-	7.2	36.2
Hanwha Q CELLS USA Corp.	-	-	0.6
174 Power Global Corporation	-	-	0.2
Hanwha Energy Corporation	-	-	0.2
Razin Elk. Urt. San. ve Tic. A.S.	-	-	0.1
BT1 Enerji IC ve Dis Ticaret Sanayi ve Ticaret Ltd. Sti.	-	-	0.1
Razin En. San. ve Tic. A.S.	-	-	0.1

	-	7.2	37.5

Sales of intangible assets to:
Hanwha Q CELLS Korea Corp.*	-	-	18.4

*In the first quarter of 2017, the Group sold certain intellectual properties to Hanwha Q CELLS Korea and received EUR 16.3 million ($18.4 million) in exchange.

In millions of $	For the year ended December 31,
	2015	2016	2017
Borrowings from:
Hanwha S&;C Trading (Shanghai) Co., Ltd.	16.0	-	-
Hanwha Chemical (Thailand) Co., Ltd.	5.0	-	-
Hanwha Chemical Malaysia Sdn. Bhd.	5.0	-	-
Hanwha Europe GmbH	9.8	-	-
			-
	35.8	-	-

Loans to:
Hanwha Q CELLS USA Corp.	30.0	1.0	-
Hanwha Q CELLS Korea Corp.	30.0	100.0	-
Primo Günes Enerjisi A.S.	5.1	0.1	3.2
Burdur Enerji A.S.	1.0	-	2.4

	66.1	101.1	5.6

Interest paid to:
Hanwha S&;C Co., Ltd.	0.7	-	-
Hanwha TechM Hungary Zrt.	-	0.1	-
Hanwha Chemical Trading(Shanghai) Co., Ltd.	-	0.1	-

	0.7	0.2	-

Interest received from:
Hanwha Q CELLS USA Corp.	0.9	-	0.9
Primo Gunes Enerjisi A.S.	-	-	0.3
Hanwha Q CELLS Korea Corp.	0.7	2.4	-

	1.6	2.4	1.2

Commission fee for bank borrowings and long-term notes paid to:
Hanwha Chemical Corporation	7.7	5.7	5.1

As of December 31, 2016 and 2017 balances with related parties are comprised of the following:

In millions of $	As of December 31,
	2016	2017

Amount due from related parties:
Hanwha Q CELLS Korea Corp.	43.9	54.4
Hanwha Corporation	-	2.2
Hanwha Q CELLS USA Corp.	20.8	74.6
Hanwha Q CELLS Japan Co., Ltd.	33.4	28.5
Hanwha Chemical Corporation	0.3	0.2
Primo Günes Enerjisi A.S.	3.2	3.5
Burdur Enerji A.S.	-	2.5
Tri Energy Global Pte. Ltd..	0.2	-
Hanwha Life Insurance Co., Ltd.	0.7	0.8
Hanwha Non-Life Insurance Co., Ltd.	0.2	0.3
Others	0.5	0.3

	103.2	167.3
Thereof:
Current amount due from related parties	96.6	161.7
Non-current amount due from related parties	6.6	5.6
Amount due to related parties:
Hanwha Corporation	27.5	6.6
Hanwha Advanced Materials Coporation	7.3	7.5
Hanwha Chemical Corporation	9.1	5.8
Hanwha S&;C Trading (Shanghai) Co., Ltd.	-	1.2
Hanwha Q CELLS USA Corp.	-	0.1
Hanwha Q CELLS Korea Corp.	117.1	176.5
Hanwha S&;C Co., Ltd.	0.2	-
Others	0.4	0.5

	161.6	198.2

Sale of manufacturing facility

On May 31, 2016, the Group signed a contract transferring assets and liabilities of PV manufacturing segment to our related party, Hanwha Q CELLS Korea Corp. located in Eumseong, South Korea. As a result, the Group received a cash consideration of $58.5 million for the transaction and recognized $3.0 million gain on sale.

The book value of related assets and liabilities transferred is as follows:

In millions of $
Current assets:
Inventories	51.2
Accounts receivable and other receivables	66.4
Other current assets	30.9

Total current assets	148.5

Non-current assets:
Fixed assets	63.4
Intangible assets	0.8
Other non-current assets	0.2

Total non-current assets	64.4

Total assets	212.9

Current liabilities:
Accounts payable and other payables	83.0
Long-term borrowings, current portion	7.8
Other current liabilities	31.0

Total current liabilities	121.8

Non-current liabilities:
Defined benefit obligation	1.5
Long-term borrowings	33.9
Other long-term liabilities	1.8

Total non-current liabilities	37.2

Total Liabilities	159.0

Net assets	53.9